Non-current assets - Intangible Assets - Additional Information (Details)	6 Months Ended
Jun. 30, 2024 USD ($) Tonnes
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 0
Post-tax discount rate	11.50%
Maximum production capacity tpa | Tonnes	20,000
Percentage of future expectations for growth of inflation	2.50%
Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Revenue sales prices per kg	$ 7
Operating costs per kg	6
Top of Range
Disclosure of detailed information about intangible assets [line items]
Revenue sales prices per kg	10
Operating costs per kg	$ 8